Expense Example - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 29, 2024 USD ($)
VIP Growth Opportunities Portfolio - Initial Class
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	738
VIP Growth Opportunities Portfolio - Service Class
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	859
VIP Growth Opportunities Portfolio - Service Class 2
Expense Example:
1 year	86
3 years	268
5 years	466
10 years	$ 1,037